STATEMENT OF INVESTMENTS
BNY Mellon Balanced Opportunity Fund

August 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 29.0%
Aerospace & Defense - .2%
Raytheon Technologies, Sr. Unscd. Notes	4.13	11/16/2028	200,000		238,087
The Boeing Company, Sr. Unscd. Notes	3.20	3/1/2029	280,000		277,672
				515,759
Asset-Backed Certificates - .6%
Cascade Funding Mortgage Trust, Ser. 2019-HB1, Cl. A	2.39	12/25/2029	196,194	[a]	197,406
CNH Equipment Trust, Ser. 2018-B, Cl. A4	3.37	5/15/2024	495,000		520,180
Dell Equipment Finance Trust, Ser. 2020-1, Cl. A3	2.24	2/22/2023	395,000	[a]	408,217
HPEFS Equipment Trust, Ser. 2019-1A, Cl. A2	2.19	9/20/2029	121,812	[a]	122,753
HPEFS Equipment Trust, Ser. 2019-1A, Cl. A3	2.21	9/20/2029	100,000	[a]	101,470
SCF Equipment Leasing, Ser. 2019-1A, Cl. A2	3.23	10/20/2024	100,000	[a]	100,243
Verizon Owner Trust, Ser. 2017-3A, Cl. A1A	2.06	4/20/2022	62,403	[a]	62,627
Verizon Owner Trust, Ser. 2018-1A, Cl. A1A	2.82	9/20/2022	189,597	[a]	191,087
Verizon Owner Trust, Ser. 2019-C, Cl. A1A	1.94	4/22/2024	200,000		205,206
				1,909,189
Asset-Backed Ctfs./Auto Receivables - .6%
Ally Auto Receivables Trust, Ser. 2019-3, CI. A3	1.93	5/15/2024	330,000		336,866
AmeriCredit Automobile Receivables Trust, Ser. 2017-4, Cl. A3	2.04	7/18/2022	57,963		58,055
CarMax Auto Owner Trust, Ser. 2017-4, Cl. A4	2.33	5/15/2023	170,000		173,723
Enterprise Fleet Financing, Ser. 2017-3, Cl. A2	2.13	5/22/2023	6,394	[a]	6,402
Nissan Auto Receivables Owner Trust, Ser. 2019-A, Cl. A3	2.90	10/16/2023	250,000		256,603
OSCAR US Funding Trust IX, Ser. 2018-2A, Cl. A4	3.63	9/10/2025	320,000	[a]	333,060
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A3	2.45	12/10/2021	6,330	[a]	6,338

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 29.0% (continued)
Asset-Backed Ctfs./Auto Receivables - .6% (continued)
OSCAR US Funding Trust VII, Ser. 2017-2A, Cl. A4	2.76	12/10/2024	50,000	[a]	50,571
OSCAR US Funding Trust VIII, Ser. 2018-1A, Cl. A4	3.50	5/12/2025	380,000	[a]	390,117
OSCAR US Funding XI, Ser. 2019-2A, Cl. A4	2.68	9/10/2026	370,000	[a]	377,886
				1,989,621
Asset-Backed Ctfs./Credit Cards - .1%
Delamare Cards MTN Issuer, Ser. 2018-1A, Cl. A1, 1 Month LIBOR +.70%	0.86	11/19/2025	425,000	[a,b]	425,164
Automobiles & Components - .1%
Volkswagen Group of America Finance, Gtd. Notes	2.70	9/26/2022	200,000	[a]	208,061
Banks - 2.6%
Banco Santander, Sr. Unscd. Notes	3.13	2/23/2023	200,000		210,633
Bank of America, Sr. Unscd. Notes	3.00	12/20/2023	229,000		241,448
Bank of America, Sr. Unscd. Notes	3.42	12/20/2028	105,000		117,414
Bank of America, Sr. Unscd. Notes	3.50	5/17/2022	60,000		61,336
Bank of America, Sr. Unscd. Notes	3.97	2/7/2030	250,000		291,991
Bank of America, Sr. Unscd. Notes	4.00	4/1/2024	68,000		75,929
Barclays, Sr. Unscd. Notes	3.93	5/7/2025	205,000		222,907
Citigroup, Sr. Unscd. Notes	3.88	10/25/2023	325,000		358,052
Citigroup, Sr. Unscd. Notes	4.50	1/14/2022	180,000		190,280
Citigroup, Sr. Unscd. Notes	4.65	7/30/2045	260,000		335,891
Citizens Bank, Sr. Unscd. Notes	3.75	2/18/2026	250,000		287,560
Cooperatieve Rabobank, Sr. Unscd. Notes	1.34	6/24/2026	280,000	[a]	284,668
First Republic Bank, Sr. Unscd. Notes	1.91	2/12/2024	250,000		257,670
ING Groep, Sr. Unscd. Notes	3.55	4/9/2024	200,000		219,613
JPMorgan Chase & Co., Sr. Unscd. Notes	3.70	5/6/2030	400,000		461,801
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	255,000		293,076
JPMorgan Chase & Co., Sr. Unscd. Notes	4.45	12/5/2029	185,000		223,382
JPMorgan Chase & Co., Sr. Unscd. Notes	4.50	1/24/2022	235,000		248,605
Kreditanstalt Fuer Wiederaufbau, Gov't Gtd. Notes	2.38	12/29/2022	565,000		593,403
Morgan Stanley, Sr. Unscd. Notes	3.70	10/23/2024	85,000		94,945
Morgan Stanley, Sr. Unscd. Notes	3.75	2/25/2023	310,000		334,702
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/2025	75,000		85,880
Morgan Stanley, Sr. Unscd. Notes, 3 Month LIBOR +1.18%	1.45	1/20/2022	110,000	[b]	110,447
Natwest Group, Sr. Unscd. Notes	4.27	3/22/2025	250,000		274,946

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 29.0% (continued)
Banks - 2.6% (continued)
PNC Bank, Sr. Unscd. Notes	2.23	7/22/2022	290,000		294,858
Royal Bank of Canada, Sr. Unscd. Notes	2.55	7/16/2024	230,000	[c]	247,395
The Goldman Sachs Group, Sr. Unscd. Notes	3.81	4/23/2029	190,000		217,804
The Goldman Sachs Group, Sr. Unscd. Notes, 3 Month LIBOR +1.60%	1.86	11/29/2023	395,000	[b]	407,958
The PNC Financial Services Group, Sr. Unscd. Notes	3.30	3/8/2022	210,000		218,992
Truist Financial, Sr. Unscd. Notes	2.50	8/1/2024	265,000		283,251
U.S. Bancorp, Sr. Unscd. Notes	2.40	7/30/2024	205,000		219,063
Wells Fargo & Co., Sr. Unscd. Notes	3.07	1/24/2023	175,000		181,080
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	320,000		368,103
				8,315,083
Beverage Products - .3%
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.00	4/13/2028	110,000		127,516
Anheuser-Busch InBev Worldwide, Gtd. Notes	4.90	2/1/2046	180,000		222,048
Constellation Brands, Sr. Unscd. Notes	2.88	5/1/2030	235,000		253,256
Keurig Dr Pepper, Gtd. Notes	3.20	5/1/2030	280,000		314,646
Keurig Dr Pepper, Gtd. Notes	4.06	5/25/2023	35,000		38,270
				955,736
Building Materials - .1%
Carrier Global, Sr. Unscd. Notes	2.49	2/15/2027	235,000	[a]	246,901
Chemicals - .2%
Air Products & Chemicals, Sr. Unscd. Notes	2.05	5/15/2030	235,000		248,386
Nutrien, Sr. Unscd. Notes	3.95	5/13/2050	220,000		255,055
The Dow Chemical Company, Sr. Unscd. Notes	4.63	10/1/2044	145,000		167,455
The Sherwin-Williams Company, Sr. Unscd. Notes	2.30	5/15/2030	75,000		78,036
				748,932
Collateralized Municipal-Backed Securities - .7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K089, Cl. A2	3.56	1/25/2029	560,000	[d]	668,317
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K090, Cl. A2	3.42	2/25/2029	545,000	[d]	647,587

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 29.0% (continued)
Collateralized Municipal-Backed Securities - .7% (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K095, Cl. A2	2.79	6/25/2029	775,000	[d]	883,538
				2,199,442
Commercial & Professional Services - .2%
ERAC USA Finance, Gtd. Notes	7.00	10/15/2037	280,000	[a]	397,304
PayPal Holdings, Sr. Unscd. Notes	2.65	10/1/2026	165,000		181,020
PayPal Holdings, Sr. Unscd. Notes	3.25	6/1/2050	135,000		153,241
				731,565
Commercial Mortgage Pass-Through Ctfs. - 1.9%
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, 1 Month LIBOR +1.07%	1.23	12/15/2037	225,000	[a,b]	225,645
CD Mortgage Trust, Ser. 2016-CD2, Cl. A4	3.53	11/10/2049	100,000		112,706
CD Mortgage Trust, Ser. 2017-CD3, Cl. A4	3.63	2/10/2050	465,000		529,065
Citigroup Commercial Mortgage Trust, Ser. 2020-GC46, Cl. A2	2.71	2/15/2053	140,000		146,295
Commercial Mortgage Trust, Ser. 2013-300P, Cl. A1	4.35	8/10/2030	250,000	[a]	267,954
Commercial Mortgage Trust, Ser. 2013-CR8, Cl. A5	3.61	6/10/2046	465,000		495,899
Commercial Mortgage Trust, Ser. 2014-UBS3, Cl. A3	3.55	6/10/2047	362,841		391,464
Commercial Mortgage Trust, Ser. 2015-LC19, Cl. A4	3.18	2/10/2048	555,000		602,224
CSAIL Commercial Mortgage Trust, Ser. 2017-CX10, Cl. A4	3.19	11/15/2050	240,000		266,085
DBCG Mortgage Trust, Ser. 2017-BBG, Cl. A, 1 Month LIBOR +.70%	0.86	6/15/2034	335,000	[a,b]	331,977
GS Mortgage Securities Trust, Ser. 2013-GC13, CI. A5	4.19	7/10/2046	220,000		235,955
GS Mortgage Securities Trust, Ser. 2019-GC39, Cl. A3	3.31	5/10/2052	215,000		242,327
JPMBB Commercial Mortgage Securities Trust, Ser. 2014-C22, Cl. A4	3.80	9/15/2047	295,000		323,409
Lanark Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.77%	1.13	12/22/2069	182,000	[a,b]	182,634
Permanent Master Issuer, Ser. 2019-1A, Cl. 1A1, 3 Month LIBOR +.55%	0.83	7/15/2058	250,000	[a,b]	250,174
Silverstone Master Issuer, Ser. 2019-1A, Cl. 1A, 3 Month LIBOR +.57%	0.84	1/21/2070	180,000	[a,b]	180,229

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 29.0% (continued)
Commercial Mortgage Pass-Through Ctfs. - 1.9% (continued)
Starwood Waypoint Homes Trust, Ser. 2017-1, Cl. A, 1 Month LIBOR +.95%	1.11	1/17/2035	341,087	[a,b]	340,371
Tricon American Homes Trust, Ser. 2017-SFR2, Cl. A	2.93	1/17/2036	243,249	[a]	252,618
VNDO Mortgage Trust, Ser. 2013-PENN, Cl. A	3.81	12/13/2029	250,000	[a]	249,911
Wells Fargo Commercial Mortgage Trust, Ser. 2014-LC18, Cl. A4	3.15	12/15/2047	200,000		212,517
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, CI. A5	2.45	6/15/2053	135,000		145,063
WFRBS Commercial Mortgage Trust, Ser. 2014-C22, Cl. A4	3.49	9/15/2057	205,000		220,275
				6,204,797
Consumer Staples - .0%
The Estee Lauder Companies, Sr. Unscd. Notes	2.38	12/1/2029	115,000		123,395
Diversified Financials - .3%
American Express, Sr. Unscd. Notes	2.50	7/30/2024	130,000		138,851
American Express, Sr. Unscd. Notes	3.40	2/22/2024	180,000		196,923
GE Capital Funding, Gtd. Notes	4.55	5/15/2032	460,000	[a]	489,227
USAA Capital, Sr. Unscd. Notes	2.13	5/1/2030	165,000	[a]	174,983
Visa, Sr. Unscd. Notes	3.15	12/14/2025	100,000		112,516
				1,112,500
Energy - 1.0%
Cameron LNG, Sr. Scd. Notes	3.30	1/15/2035	260,000	[a]	293,279
Cheniere Corpus Christi Holdings, Sr. Scd. Notes	3.70	11/15/2029	285,000	[a]	301,037
Concho Resources, Gtd. Notes	4.88	10/1/2047	60,000		69,516
ConocoPhillips, Gtd. Notes	4.95	3/15/2026	280,000		337,147
Diamondback Energy, Gtd. Notes	2.88	12/1/2024	190,000		195,936
Enbridge, Gtd. Notes	3.13	11/15/2029	175,000		188,784
Energy Transfer Operating, Gtd. Notes	4.90	2/1/2024	225,000	[c]	242,629
Energy Transfer Operating, Gtd. Notes	5.95	10/1/2043	90,000		88,482
Enterprise Products Operating, Gtd. Notes	2.80	1/31/2030	185,000	[c]	197,766
Equinor, Gtd. Notes	3.25	11/18/2049	130,000		139,621
Kinder Morgan Energy Partners, Gtd. Notes	5.00	3/1/2043	140,000		158,479
Kinder Morgan Energy Partners, Gtd. Notes	6.55	9/15/2040	210,000		260,569
MPLX, Sr. Unscd. Notes	4.13	3/1/2027	110,000		121,773
MPLX, Sr. Unscd. Notes	5.20	3/1/2047	210,000		238,296
Spectra Energy Partners, Gtd. Notes	4.75	3/15/2024	75,000		84,313

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 29.0% (continued)
Energy - 1.0% (continued)
Total Capital International, Gtd. Notes	3.46	2/19/2029	260,000	299,687
				3,217,314
Environmental Control - .1%
Republic Services, Sr. Unscd. Notes	2.50	8/15/2024	100,000	106,867
Waste Management, Gtd. Notes	3.15	11/15/2027	100,000	111,579
				218,446
Food Products - .1%
Conagra Brands, Sr. Unscd. Notes	3.80	10/22/2021	200,000	207,548
Foreign Governmental - .1%
Italy, Sr. Unscd. Notes	2.88	10/17/2029	225,000	231,508
Uruguay, Sr. Unscd. Bonds	4.38	1/23/2031	60,000	72,019
				303,527
Health Care - 1.6%
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	170,000	243,288
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	220,000	[a] 244,449
AmerisourceBergen, Sr. Unscd. Notes	3.25	3/1/2025	130,000	143,006
Amgen, Sr. Unscd. Notes	3.15	2/21/2040	255,000	270,211
AstraZeneca, Sr. Unscd. Notes	1.38	8/6/2030	160,000	157,076
Biogen, Sr. Unscd. Notes	2.25	5/1/2030	235,000	241,265
Bristol-Myers Squibb, Sr. Unscd. Notes	3.20	6/15/2026	135,000	153,608
Bristol-Myers Squibb, Sr. Unscd. Notes	3.40	7/26/2029	80,000	93,431
Cigna, Gtd. Notes	3.05	11/30/2022	140,000	147,520
Cigna, Gtd. Notes	4.38	10/15/2028	295,000	353,276
Cigna, Sr. Unscd. Notes	2.40	3/15/2030	220,000	231,122
CVS Health, Sr. Unscd. Notes	4.30	3/25/2028	225,000	265,055
CVS Health, Sr. Unscd. Notes	5.05	3/25/2048	350,000	455,072
DH Europe Finance II, Gtd. Notes	2.60	11/15/2029	180,000	196,195
Gilead Sciences, Sr. Unscd. Notes	3.65	3/1/2026	75,000	85,730
Gilead Sciences, Sr. Unscd. Notes	4.75	3/1/2046	110,000	147,493
Medtronic, Gtd. Notes	4.63	3/15/2045	50,000	68,752
Merck & Co., Sr. Unscd. Notes	2.90	3/7/2024	115,000	124,521
Merck & Co., Sr. Unscd. Notes	3.40	3/7/2029	60,000	70,097
Mylan, Gtd. Notes	3.15	6/15/2021	195,000	198,639
Pfizer, Sr. Unscd. Notes	2.95	3/15/2024	40,000	43,423
Pfizer, Sr. Unscd. Notes	3.20	9/15/2023	45,000	48,807
Pfizer, Sr. Unscd. Notes	3.45	3/15/2029	55,000	64,506
Regeneron Pharmaceuticals, Sr. Unscd. Notes	1.75	9/15/2030	112,000	109,467
Takeda Pharmaceutical, Sr. Unscd. Notes	2.05	3/31/2030	255,000	259,299

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 29.0% (continued)
Health Care - 1.6% (continued)
Takeda Pharmaceutical, Sr. Unscd. Notes	3.03	7/9/2040	355,000		368,618
UnitedHealth Group, Sr. Unscd. Notes	2.88	8/15/2029	150,000		168,098
UnitedHealth Group, Sr. Unscd. Notes	4.75	7/15/2045	155,000		210,611
Upjohn, Gtd. Notes	2.70	6/22/2030	100,000	[a]	104,492
				5,267,127
Industrial - .0%
John Deere Capital, Sr. Unscd. Notes	1.95	6/13/2022	140,000		144,219
Information Technology - .0%
Microsoft, Sr. Unscd. Notes	2.53	6/1/2050	110,000		115,561
Insurance - 1.2%
American International Group, Sr. Unscd. Notes	4.38	6/30/2050	200,000		236,510
American International Group, Sr. Unscd. Notes	4.88	6/1/2022	460,000		495,006
Five Corners Funding Trust II, Sr. Unscd. Notes	2.85	5/15/2030	260,000	[a]	278,136
Jackson National Life Global Funding, Scd. Notes	3.30	2/1/2022	145,000	[a]	150,780
Massachusetts Mutual Life Insurance, Sub. Notes	3.38	4/15/2050	225,000	[a]	233,201
MassMutual Global Funding II, Scd. Notes	2.95	1/11/2025	200,000	[a]	219,266
Metropolitan Life Global Funding I, Sr. Scd. Notes	2.40	1/8/2021	405,000	[a,c]	408,087
Metropolitan Life Global Funding I, Sr. Scd. Notes	3.00	9/19/2027	545,000	[a]	607,483
New York Life Global Funding, Scd. Notes	2.88	4/10/2024	250,000	[a]	270,314
New York Life Insurance Co., Sub. Notes	3.75	5/15/2050	205,000	[a]	232,788
Pacific Life Global Funding II, Scd. Notes	1.20	6/24/2025	375,000	[a]	381,100
Pricoa Global Funding I, Scd. Notes	2.40	9/23/2024	155,000	[a]	165,856
Principal Financial Group, Gtd. Notes	4.30	11/15/2046	125,000		151,175
				3,829,702
Internet Software & Services - .1%
Amazon.com, Sr. Unscd. Notes	4.05	8/22/2047	175,000		226,622
Media - .5%
Charter Communications Operating, Sr. Scd. Notes	4.91	7/23/2025	185,000		215,379
Comcast, Gtd. Notes	2.65	2/1/2030	335,000		366,430
Comcast, Gtd. Notes	6.50	11/15/2035	210,000		321,526

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 29.0% (continued)
Media - .5% (continued)
Sky, Gtd. Notes	3.75	9/16/2024	265,000	[a] 297,688
The Walt Disney Company, Gtd. Notes	4.00	10/1/2023	55,000	60,570
The Walt Disney Company, Gtd. Notes	6.65	11/15/2037	245,000	371,052
				1,632,645
Metals & Mining - .1%
Southern Copper, Sr. Unscd. Notes	5.88	4/23/2045	70,000	96,960
Steel Dynamics, Sr. Unscd. Notes	3.45	4/15/2030	75,000	82,476
				179,436
Municipal Securities - .7%
Arizona Department of Transportation State Highway Fund, Revenue Bonds, Refunding	2.46	7/1/2030	45,000	48,081
California, GO, Ser. A	2.38	10/1/2026	230,000	251,328
Connecticut, GO, Ser. A	2.10	7/1/2025	40,000	42,036
Dallas/Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	2.92	11/1/2050	160,000	160,037
Honolulu City & County Wastewater System, Revenue Bonds, Refunding, Ser. B	2.50	7/1/2027	25,000	26,751
Los Angeles Department of Water & Power System, Revenue Bonds (Build America Bonds)	5.72	7/1/2039	120,000	184,028
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. B	2.44	10/15/2027	115,000	122,997
Massachusetts Water Resources Authority, Revenue Bonds, Refunding (Green Bond) Ser. F	2.16	8/1/2026	255,000	271,241
Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds)	6.55	11/15/2031	225,000	276,048
Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds) Ser. A2	6.09	11/15/2040	10,000	14,300
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. C	2.55	10/1/2028	250,000	266,580
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	135,000	191,371
Reedy Creek Improvement District, GO, Refunding, Ser. A	2.40	6/1/2032	65,000	67,854
Reedy Creek Improvement District, GO, Refunding, Ser. A	2.45	6/1/2033	65,000	67,689
Reedy Creek Improvement District, GO, Refunding, Ser. A	2.50	6/1/2034	50,000	51,482

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 29.0% (continued)
Municipal Securities - ..7% (continued)
Wisconsin, Revenue Bonds, Refunding, Ser. A	2.20	5/1/2027	135,000	144,063
				2,185,886
Real Estate - .7%
Alexandria Real Estate Equities, Gtd. Notes	3.80	4/15/2026	225,000	257,563
Alexandria Real Estate Equities, Gtd. Notes	4.50	7/30/2029	165,000	201,734
American Tower, Sr. Unscd. Notes	2.40	3/15/2025	140,000	149,377
AvalonBay Communities, Sr. Unscd. Notes	3.30	6/1/2029	215,000	244,616
Crown Castle International, Sr. Unscd. Notes	2.25	1/15/2031	195,000	199,684
CyrusOne, Gtd. Notes	2.90	11/15/2024	35,000	37,525
CyrusOne, Gtd. Notes	3.45	11/15/2029	85,000	92,967
Healthcare Trust of America Holdings, Gtd. Notes	3.10	2/15/2030	235,000	248,487
Prologis, Sr. Unscd. Notes	2.13	4/15/2027	40,000	42,756
Prologis, Sr. Unscd. Notes	2.25	4/15/2030	120,000	127,931
SBA Tower Trust, Scd. Notes	2.84	1/15/2025	210,000	[a] 220,045
Simon Property Group, Sr. Unscd. Notes	3.50	9/1/2025	230,000	253,037
				2,075,722
Retailing - .6%
Dollar General, Sr. Unscd. Notes	3.50	4/3/2030	200,000	229,822
Dollar Tree, Sr. Unscd. Notes	4.20	5/15/2028	110,000	129,749
McDonald's, Sr. Unscd. Notes	3.50	7/1/2027	100,000	114,469
McDonald's, Sr. Unscd. Notes	3.60	7/1/2030	80,000	93,197
Starbucks, Sr. Unscd. Notes	2.55	11/15/2030	370,000	392,772
Target, Sr. Unscd. Notes	3.38	4/15/2029	250,000	291,261
The TJX Companies, Sr. Unscd. Notes	3.75	4/15/2027	270,000	311,075
Walmart, Sr. Unscd. Notes	3.05	7/8/2026	270,000	304,746
				1,867,091
Semiconductors & Semiconductor Equipment - .2%
Broadcom, Gtd. Notes	4.70	4/15/2025	225,000	257,287
Broadcom, Gtd. Notes	5.00	4/15/2030	230,000	273,779
				531,066
Supranational Bank - .4%
Corp. Andina de Fomento, Sr. Unscd. Notes	3.25	2/11/2022	175,000	180,463
European Investment Bank, Sr. Unscd. Notes	2.50	3/15/2023	310,000	328,023
Inter-American Development Bank, Sr. Unscd. Notes	2.50	1/18/2023	300,000	316,105

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 29.0% (continued)
Supranational Bank - .4% (continued)
International Bank for Reconstruction & Development, Sr. Unscd. Notes	2.00	1/26/2022	320,000		327,982
				1,152,573
Technology Hardware & Equipment - .3%
Apple, Sr. Unscd. Notes	1.65	5/11/2030	140,000		145,197
Apple, Sr. Unscd. Notes	2.05	9/11/2026	425,000		457,283
Dell International, Sr. Scd. Notes	6.02	6/15/2026	130,000	[a]	153,160
Hewlett Packard Enterprise, Sr. Unscd. Notes	3.50	10/5/2021	35,000		36,063
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.40	10/15/2022	145,000		155,503
				947,206
Telecommunication Services - .8%
AT&T, Sr. Unscd. Notes	4.25	3/1/2027	375,000		439,351
AT&T, Sr. Unscd. Notes	5.35	9/1/2040	85,000		109,158
AT&T, Sr. Unscd. Notes	5.35	12/15/2043	225,000		282,312
Cisco Systems, Sr. Unscd. Notes	2.50	9/20/2026	95,000		105,191
Sprint Spectrum, Sr. Scd. Notes	4.74	3/20/2025	200,000	[a]	217,651
Telefonica Emisiones, Gtd. Notes	5.21	3/8/2047	150,000		182,603
T-Mobile USA, Sr. Scd. Notes	2.55	2/15/2031	155,000	[a]	162,268
T-Mobile USA, Sr. Scd. Notes	3.88	4/15/2030	270,000	[a]	308,923
Verizon Communications, Sr. Unscd. Notes	3.38	2/15/2025	47,000		52,628
Verizon Communications, Sr. Unscd. Notes	3.88	2/8/2029	140,000		165,873
Verizon Communications, Sr. Unscd. Notes	4.02	12/3/2029	495,000		595,141
				2,621,099
Transportation - .3%
CSX, Sr. Unscd. Notes	2.60	11/1/2026	380,000		417,338
CSX, Sr. Unscd. Notes	3.35	11/1/2025	205,000		232,455
FedEx, Gtd. Notes	4.40	1/15/2047	205,000		236,457
Union Pacific, Sr. Unscd. Notes	3.15	3/1/2024	145,000		157,156
				1,043,406
U.S. Government Agencies - .3%
Federal Home Loan Bank, Bonds	1.88	11/29/2021	445,000		454,608
Federal National Mortgage Association, Notes	2.38	1/19/2023	575,000	[d]	604,946
				1,059,554
U.S. Government Agencies Mortgage-Backed - 7.8%
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2019-1, Cl. M55D	4.00	7/25/2058	387,891	[d]	430,528

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 29.0% (continued)
U.S. Government Agencies Mortgage-Backed - 7.8% (continued)
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2019-1, Cl. MA	3.50	7/25/2058	186,035	[d]	201,100
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-1, Cl. A2	3.50	5/25/2029	165,000	[d]	181,287
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-2, Cl. A2C	2.75	9/25/2029	265,000	[d]	275,055
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-3, Cl. A2C	2.75	11/25/2029	255,000	[d]	274,058
Federal Home Loan Mortgage Corp.:
2.50%, 11/1/2027			163,867	[d]	173,013
3.00%, 6/1/2031-12/1/2046			1,285,746	[d]	1,364,996
3.50%, 12/1/2041-8/1/2049			1,861,977	[d]	2,022,044
5.50%, 4/1/2022-1/1/2036			56,053	[d]	64,537
Federal National Mortgage Association:
2.50%, 9/1/2028-7/1/2050			1,670,059	[d]	1,758,481
3.00%, 6/1/2028-1/1/2059			5,307,941	[d]	5,627,788
3.50%, 8/1/2034-8/1/2056			5,163,602	[d]	5,524,593
4.00%, 7/1/2042-6/1/2047			1,682,350	[d]	1,841,841
4.50%, 2/1/2039-9/1/2049			2,056,217	[d]	2,277,978
5.00%, 11/1/2020-12/1/2048			583,344	[d]	660,237
5.50%, 9/1/2034-5/1/2039			48,611	[d]	55,753
8.00%, 3/1/2030			96	[d]	97
Government National Mortgage Association I:
5.50%, 4/15/2033			13,115		15,387
Government National Mortgage Association II:
3.00%, 1/20/2045-11/20/2047			1,020,493		1,078,269
4.00%, 10/20/2047-1/20/2048			696,905		749,010
4.50%, 7/20/2048			275,627		299,600
				24,875,652
U.S. Treasury Securities - 3.0%
U.S. Treasury Bonds	2.88	5/15/2049	2,610,000		3,478,641
U.S. Treasury Floating Rate Notes, 3 Month U.S. T-BILL +.11%	0.22	4/30/2022	135,000	[b]	135,161
U.S. Treasury Inflation Indexed Bonds, US CPI Urban Consumers Not Seasonally Adjusted	0.88	2/15/2047	176,213	[e]	236,519

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 29.0% (continued)
U.S. Treasury Securities - 3.0% (continued)
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	1,334,025	[e]	1,483,194
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.50	4/15/2024	955,720	[e]	1,022,897
U.S. Treasury Notes	1.50	1/15/2023	770,000		794,935
U.S. Treasury Notes	1.75	11/15/2029	1,060,000	[c]	1,164,385
U.S. Treasury Notes	1.75	12/31/2024	1,195,000		1,273,188
U.S. Treasury Notes	2.63	12/15/2021	125,000		128,997
				9,717,917
Utilities - 1.2%
American Electric Power, Sr. Unscd. Notes	3.25	3/1/2050	155,000		164,480
Berkshire Hathaway Energy, Sr. Unscd. Notes	3.25	4/15/2028	95,000		108,028
Consolidated Edison Company of New York, Sr. Unscd. Debs, Ser. 20A	3.35	4/1/2030	170,000		196,781
Dominion Energy, Sr. Unscd. Notes	3.90	10/1/2025	165,000		188,731
Duke Energy, Sr. Unscd. Notes	3.15	8/15/2027	275,000		305,943
Duke Energy Indiana, First Mortgage Bonds	2.75	4/1/2050	125,000		128,798
Duke Energy Progress, First Mortgage Bonds	3.45	3/15/2029	245,000		285,256
Eversource Energy, Sr. Unscd. Notes, Ser. O	4.25	4/1/2029	215,000	[c]	258,660
Exelon Generation, Sr. Unscd. Notes	6.25	10/1/2039	440,000		542,883
FirstEnergy, Sr. Unscd. Notes	2.05	3/1/2025	45,000		46,012
FirstEnergy, Sr. Unscd. Notes	2.65	3/1/2030	205,000		211,215
Kentucky Utilities, First Mortgage Bonds	4.38	10/1/2045	105,000		131,500
Louisville Gas & Electric, First Mortgage Bonds	4.38	10/1/2045	125,000		156,122
NiSource, Sr. Unscd. Notes	5.65	2/1/2045	230,000		317,604
Sempra Energy, Sr. Unscd. Notes	3.40	2/1/2028	100,000		111,674
Sierra Pacific Power, Notes, Ser. P	6.75	7/1/2037	25,000		37,431
Southern California Edison, First Mortgage Bonds	3.65	2/1/2050	40,000		42,619
Southern California Edison, First Mortgage Bonds, Ser. A	4.20	3/1/2029	235,000		271,719
Xcel Energy, Sr. Unscd. Notes	2.60	12/1/2029	260,000		281,311
				3,786,767
Total Bonds and Notes (cost $86,494,218)			92,892,231

Description	Shares	Value ($)
Common Stocks - 62.9%
Aerospace & Defense - .5%
L3Harris Technologies	4,570	825,982
Northrop Grumman	2,089	715,712
		1,541,694
Agriculture - .7%
Archer-Daniels-Midland	27,344	1,223,917
Philip Morris International	13,432	1,071,739
		2,295,656
Automobiles & Components - .8%
Aptiv	12,619	1,086,748
General Motors	47,208	1,398,773
		2,485,521
Banks - 1.5%
Citigroup	19,013	971,945
JPMorgan Chase & Co.	32,724	3,278,618
The PNC Financial Services Group	5,628	625,834
		4,876,397
Beverage Products - .9%
PepsiCo	20,836	2,918,290
Building Materials - .4%
Carrier Global	44,997	1,343,160
Chemicals - 1.1%
CF Industries Holdings	50,555	1,649,610
Vulcan Materials	14,681	1,761,720
		3,411,330
Commercial & Professional Services - 1.0%
S&P Global	4,955	1,815,611
Square, Cl. A	9,742	[f] 1,554,434
		3,370,045
Consumer Discretionary - 1.3%
Dolby Laboratories, Cl. A	8,446	589,953
Las Vegas Sands	45,899	2,327,538
Lennar, Cl. A	16,356	1,223,756
		4,141,247
Consumer Durables & Apparel - .4%
PVH	7,228	403,033
VF	13,856	911,032
		1,314,065
Diversified Financials - 3.1%
Capital One Financial	14,872	1,026,614
LPL Financial Holdings	13,531	1,111,707
Morgan Stanley	45,377	2,371,402
State Street	7,369	501,755
The Charles Schwab	18,962	673,720
The Goldman Sachs Group	12,771	2,616,395

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 62.9% (continued)
Diversified Financials - 3.1% (continued)
Voya Financial	30,775	[c]	1,597,530
		9,899,123
Electronic Components - .8%
AMETEK	16,130		1,624,291
Quanta Services	21,541		1,103,976
		2,728,267
Energy - 1.6%
ConocoPhillips	13,003		492,684
Hess	23,359		1,075,448
Marathon Petroleum	36,752		1,303,226
NextEra Energy Partners	14,377	[c]	867,221
Phillips 66	13,724		802,442
Pioneer Natural Resources	6,257		650,290
		5,191,311
Food & Staples Retailing - .3%
Walmart	8,176		1,135,238
Food Products - .3%
Mondelez International, Cl. A	14,341		837,801
Health Care - 9.1%
AbbVie	31,333		3,000,761
Alcon	12,072	[c,f]	692,208
Anthem	3,165		891,011
Becton Dickinson & Co.	7,279		1,767,123
Biogen	6,328	[f]	1,820,186
Bristol-Myers Squibb	17,688		1,100,194
Centene	9,730	[f]	596,644
DexCom	2,850	[f]	1,212,418
Eli Lilly & Co.	16,157		2,397,537
Horizon Therapeutics	23,235	[f]	1,745,413
Humana	5,297		2,199,155
Intuitive Surgical	2,234	[f]	1,632,697
Laboratory Corp. of America Holdings	3,538	[f]	621,803
Masimo	3,998	[f]	895,552
Medtronic	23,474		2,522,751
Sarepta Therapeutics	5,496	[f]	804,724
Seattle Genetics	6,492	[f]	1,027,943
Teleflex	3,304		1,298,307
Thermo Fisher Scientific	995		426,835
Vertex Pharmaceuticals	5,284	[f]	1,474,870
Zoetis	6,401		1,024,800
		29,152,932
Industrial - 3.0%
Eaton	19,316		1,972,164

Description	Shares		Value ($)
Common Stocks - 62.9% (continued)
Industrial - 3.0% (continued)
Ingersoll Rand	75,237	[f]	2,637,809
Otis Worldwide	10,495		660,135
Rockwell Automation	6,733		1,552,158
Trane Technologies	23,167		2,742,741
		9,565,007
Information Technology - 9.0%
HubSpot	4,206	[f]	1,260,454
International Business Machines	5,052		622,962
Medallia	11,519	[f]	416,873
Microsoft	48,948		11,039,242
PayPal Holdings	14,731	[f]	3,007,186
salesforce.com	12,048	[f]	3,284,887
ServiceNow	4,867	[f]	2,345,991
Splunk	7,279	[c,f]	1,596,503
Twilio, Cl. A	6,137	[f]	1,655,517
Visa, Cl. A	16,323	[c]	3,460,313
		28,689,928
Insurance - 2.2%
Assurant	12,365		1,503,089
Berkshire Hathaway, Cl. B	15,493	[f]	3,378,094
Chubb	10,790		1,348,750
Willis Towers Watson	3,694		759,228
		6,989,161
Internet Software & Services - 10.0%
Alphabet, Cl. A	1,152	[f]	1,877,219
Alphabet, Cl. C	4,100	[f]	6,700,138
Amazon.com	3,003	[f]	10,363,233
Booking Holdings	1,092	[f]	2,086,211
Facebook, Cl. A	19,681	[f]	5,770,469
Pinterest, Cl. A	33,801	[f]	1,243,539
Proofpoint	7,658	[f]	839,853
Shopify, Cl. A	1,116	[f]	1,190,125
Snap, Cl. A	30,966	[f]	699,522
Twitter	31,816	[f]	1,291,093
		32,061,402
Metals & Mining - .9%
Freeport-McMoRan	143,578		2,241,253
Louisiana-Pacific	24,617		810,884
		3,052,137
Real Estate - .2%
Weyerhaeuser	20,960	[g]	635,298
Retailing - 1.0%
Lowe's Companies	19,358		3,188,069

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description			Shares		Value ($)
Common Stocks - 62.9% (continued)
Semiconductors & Semiconductor Equipment - 4.4%
Advanced Micro Devices			34,705	[f]	3,151,908
Applied Materials			47,975		2,955,260
Intel			17,198		876,238
Microchip Technology			15,839	[c]	1,737,538
Micron Technology			9,532	[f]	433,801
NVIDIA			7,181		3,841,691
NXP Semiconductors			8,194		1,030,477
				14,026,913
Technology Hardware & Equipment - 5.7%
Apple			85,432		11,024,145
Cognex			23,619		1,634,199
Corning			37,315		1,211,245
Qualcomm			20,629		2,456,914
Zebra Technologies, Cl. A			7,101	[f]	2,034,650
				18,361,153
Telecommunication Services - .3%
Cisco Systems			19,609		827,892
Transportation - .7%
FedEx			1,894		416,377
Union Pacific			8,812		1,695,781
				2,112,158
Utilities - 1.7%
Exelon			26,626		982,766
FirstEnergy			16,756		479,054
NextEra Energy			5,529		1,543,531
PPL			86,218		2,382,203
				5,387,554
Total Common Stocks (cost $155,763,603)			201,538,749

Exchange-Traded Funds - .1%
Registered Investment Companies - .1%
iShares Russell 1000 Growth ETF (cost $260,584)			1,153		262,792
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Short-Term Investments - .8%
U.S. Government Securities
U.S. Treasury Bills (cost $2,588,941)	0.14	1/14/2021	2,590,000	[h,i]	2,588,968

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 7.0%
Registered Investment Companies - 7.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $22,467,336)	0.20	22,467,336	[j] 22,467,336

Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,585,621)	0.20	1,585,621	[j] 1,585,621
Total Investments (cost $269,160,303)		100.3%	321,335,697
Liabilities, Less Cash and Receivables		(0.3%)	(1,052,311)
Net Assets		100.0%	320,283,386

ETF—Exchange-Traded Fund

GO—General Obligation

LIBOR—London Interbank Offered Rate

U.S. T-BILL—U.S. Treasury Bill Money Market Yield

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, these securities were valued at $12,106,001 or 3.78% of net assets.

b Variable rate security—rate shown is the interest rate in effect at period end.

c Security, or portion thereof, on loan. At August 31, 2020, the value of the fund’s securities on loan was $9,788,015 and the value of the collateral was $10,083,214, consisting of cash collateral of $1,585,621 and U.S. Government & Agency securities valued at $8,497,593.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Non-income producing security.

g Investment in real estate investment trust within the United States.

h Held by a counterparty for open exchange traded derivative contracts.

i Security is a discount security. Income is recognized through the accretion of discount.

j Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Balanced Opportunity Fund

August 31, 2020 (Unaudited)

The following is a summary of the inputs used as of August 31, 2020 in valuing the fund’s investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities: †
Asset-Backed	−	4,323,974	−	4,323,974
Collateralized Municipal-Backed Securities	−	2,199,442	−	2,199,442
Commercial Mortgage-Backed	−	6,204,797	−	6,204,797
Corporate Bonds	−	42,021,482	−	42,021,482
Equity Securities―Common Stocks	201,538,749	−	−	201,538,749
Exchange-Traded Funds	262,792	−	−	262,792
Foreign Governmental	−	303,527	−	303,527
Investment Companies	24,052,957	−	−	24,052,957
Municipal Securities	−	2,185,886	−	2,185,886
U.S. Government Agencies	−	1,059,554	−	1,059,554
U.S. Government Agencies Mortgage-Backed	−	24,875,652	−	24,875,652
U.S. Treasury Treasuries	−	12,306,885	−	12,306,885
Other Financial Instruments:
Futures††	42,987	−	−	42,987
Liabilities ($)
Other Financial Instruments:
Futures††	(34,766)	−	−	(34,766)

†  See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Balanced Opportunity Fund

August 31, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 2 Year Notes	20	12/31/2020	4,417,736	4,418,906	1,170
U.S. Treasury 5 Year Notes	15	12/31/2020	1,889,181	1,890,469	1,288
U.S. Treasury Ultra Long Bond	17	12/21/2020	3,790,172	3,755,406	(34,766)
Futures Short
Ultra 10 Year U.S. Treasury Notes	50	12/21/2020	8,012,404	7,971,875	40,529
Gross Unrealized Appreciation				42,987
Gross Unrealized Depreciation				(34,766)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at August 31, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At August 31, 2020, accumulated net unrealized appreciation on investments was $52,175,394, consisting of $55,015,844 gross unrealized appreciation and $2,840,450 gross unrealized depreciation

At August 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.